Reorganization Items (Tables)	12 Months Ended
Dec. 31, 2015
Reorganizations [Abstract]
Reorganization Items [Abstract]

	Successor		Predecessor
	Year Ended December 31, 2015	Period from October 25, 2014 through December 31, 2014	Period from January 1, 2014 through October 24, 2014
Professional fees	$8	$3	$78
DIP Facility financing costs	—	—	19
BCA Commitment Premium	—	—	30
Net gain on reorganization adjustments	—	—	(1,722)
Net gain on fresh start adjustments	—	—	(377)
Total	$8	$3	$(1,972)